Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	42,316,398	38,959,338
Common stock, shares outstanding	42,316,398	38,959,338
Redeemable stock, shares issued and outstanding	72,786	65,771